Consolidated and carve-out statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Property, plant and equipment	$ 51	$ 173	$ 192
Goodwill	925	901	883
Intangible assets	25,122	21,758	21,329
Right-of-use assets	291	114	245
Financial assets	61	64	72
Non-current assets	26,450	23,010	22,721
CURRENT ASSETS
Other current receivables	777	963	252
Other current assets	6,597	6,417	1,118
Cash and cash equivalents	102,707	40,172	19,813
Total current assets	110,081	47,552	21,183
Total assets	136,531	70,562	43,904
EQUITY
Share capital	1,900	1,370	492
Reserves	246,815	101,933	24,479
Accumulated losses	(132,716)	(71,065)	(15,709)
Total equity	115,999	32,238	9,262
NON-CURRENT LIABILITIES
Lease liabilities	158	4	106
Net pension liabilities	3,190	3,557	1,983
Total non-current liabilities	3,348	3,561	2,089
CURRENT LIABILITIES
Convertible loans at fair value	0	0	19,737
Contingent consideration liabilities	0	19,140	6,202
Trade payables	8,595	9,490	3,222
Accrued expenses	8,339	5,247	2,876
Other current liabilities	116	774	374
Lease liabilities	134	112	142
Total current liabilities	17,184	34,763	32,553
Total liabilities	20,532	38,324	34,642
Total equity and liabilities	$ 136,531	$ 70,562	$ 43,904